Other intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [Abstract]
Other intangible assets [Text Block]

7) Other intangible assets

At December 31, 2024, the remaining estimated useful life of capitalized software costs was 3 years (December 31, 2023 - 4 years).

	Intellectual
	Property	Software	Total
Cost
Balance at December 31, 2022	$4,366	$4,041	$8,407
Additions	-	166	166
Balance at December 31, 2023	$4,366	$4,207	$8,573
Classified as held for sale (note 6)	(4,366)	-	(4,366)
Balance at December 31, 2024	$-	$4,207	$4,207
Accumulated Depreciation
Balance at December 31, 2022	$873	$271	$1,144
Depreciation	437	839	1,276
Balance at December 31, 2023	$1,310	$1,110	$2,420
Depreciation	218	842	1,060
Classified as held for sale	(1,528)	-	(1,528)
Balance at December 31, 2024	$-	$1,952	$1,952
Net Book Value
At December 31, 2023	$3,056	$3,097	$6,153
At December 31, 2024	$-	$2,255	$2,255